Consolidated Statement of Financial Position - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Property, plant and equipment	SFr 8,146	SFr 9,387
Intangible assets	331	347
Total non-current assets	8,477	9,734
Short-term time deposits	61,000	40,000
Prepaid expenses and accrued income	5,728	1,254
Trade and other receivables	25,650	2,837
Cash and cash equivalents	71,813	133,721
Total current assets	164,191	177,812
Total assets	172,668	187,546
Shareholders' equity and liabilities
Share capital	3,229	2,915
Additional paid-in capital	355,010	299,479
Cumulative losses	(250,950)	(195,174)
Total shareholders' equity	107,289	107,220
Contract liability	6,925	2,939
Lease liability	4,850	6,039
Employee benefits	6,739	13,678
Total non-current liabilities	18,514	22,656
Trade and other payables	7,389	5,825
Accrued expenses	9,975	7,718
Contract liability	28,312	42,948
Lease liability	1,189	1,179
Total current liabilities	46,865	57,670
Total liabilities	65,379	80,326
Total shareholders' equity and liabilities	SFr 172,668	SFr 187,546